SIGNIFICANT ACCOUNTING POLICIES (Other Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Advertising expenses:
Advertising expenses	$ 16,589	$ 14,931	$ 13,490
Severance pay:
Severance expense	$ (97)	$ (67)	$ (75)
Basic and diluted net income per share:
Anti-dilutive stock options excluded from the calculations of diluted net earnings per share	466,864	728,692